STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income
Interest income	$ 11,508	$ 265,252
Miscellaneous	310,118	306,779
Revenues	321,626	572,031
Gain on sale of operating limited partnerships	7,094,752	15,973,739
Expenses
Fund management fee	648,148	1,102,092
General and administrative expenses	286,580	795,878
Professional fees	361,835	377,163
Operating expenses	1,296,563	2,275,133
NET INCOME (LOSS)	6,119,815	14,270,637
Net income (loss) allocated to general partner	61,199	142,706
Net income (loss) allocated to limited partners	$ 6,058,616	$ 14,127,931
Net income (loss) per BAC	$ 0.07	$ 0.17
Series Twenty [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0.00	$ 0.00
Series Twenty One [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series Twenty Two [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0.00	$ 0.00
Series Twenty Three [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0.00	$ 0.00
Series Twenty Four [Member]
Income
Interest income	$ 0	$ 2,719
Miscellaneous	0	1,680
Revenues	0	4,399
Gain on sale of operating limited partnerships	0	278,516
Expenses
Fund management fee	0	26,041
General and administrative expenses	0	58,465
Professional fees	0	15,614
Operating expenses	0	100,120
NET INCOME (LOSS)	0	182,795
Net income (loss) allocated to general partner	0	1,828
Net income (loss) allocated to limited partners	$ 0	$ 180,967
Net income (loss) per BAC	$ 0.00	$ 0.08
Series Twenty Five [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0.00
Series Twenty Six [Member]
Income
Interest income	$ 1,068	$ 6,567
Miscellaneous	0	420
Revenues	1,068	6,987
Gain on sale of operating limited partnerships	18,800	109,433
Expenses
Fund management fee	15,044	44,474
General and administrative expenses	23,831	31,347
Professional fees	28,094	19,034
Operating expenses	66,969	94,855
NET INCOME (LOSS)	(47,101)	21,565
Net income (loss) allocated to general partner	(471)	216
Net income (loss) allocated to limited partners	$ (46,630)	$ 21,349
Net income (loss) per BAC	$ (0.01)	$ 0.01
Series Twenty Seven [Member]
Income
Interest income	$ 0	$ 54,890
Miscellaneous	0	15,472
Revenues	0	70,362
Gain on sale of operating limited partnerships	0	856,766
Expenses
Fund management fee	0	14,620
General and administrative expenses	0	80,756
Professional fees	0	13,626
Operating expenses	0	109,002
NET INCOME (LOSS)	0	818,126
Net income (loss) allocated to general partner	0	8,181
Net income (loss) allocated to limited partners	$ 0	$ 809,945
Net income (loss) per BAC	$ 0.00	$ 0.33
Series Twenty Eight [Member]
Income
Interest income	$ 0	$ 4,896
Miscellaneous	0	446
Revenues	0	5,342
Gain on sale of operating limited partnerships	0	73,248
Expenses
Fund management fee	0	18,112
General and administrative expenses	0	66,024
Professional fees	0	15,367
Operating expenses	0	99,503
NET INCOME (LOSS)	0	(20,913)
Net income (loss) allocated to general partner	0	(209)
Net income (loss) allocated to limited partners	$ 0	$ (20,704)
Net income (loss) per BAC	$ 0.00	$ (0.01)
Series Twenty Nine [Member]
Income
Interest income	$ 319	$ 2,933
Miscellaneous	9,000	0
Revenues	9,319	2,933
Gain on sale of operating limited partnerships	44,500	0
Expenses
Fund management fee	21,752	24,474
General and administrative expenses	22,100	28,485
Professional fees	22,781	18,512
Operating expenses	66,633	71,471
NET INCOME (LOSS)	(12,814)	(68,538)
Net income (loss) allocated to general partner	(128)	(685)
Net income (loss) allocated to limited partners	$ (12,686)	$ (67,853)
Net income (loss) per BAC	$ 0.00	$ (0.02)
Series Thirty [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0.00	$ 0.00
Series Thirty One [Member]
Income
Interest income	$ 0	$ 18,039
Miscellaneous	0	0
Revenues	0	18,039
Gain on sale of operating limited partnerships	0	619,800
Expenses
Fund management fee	0	(66,518)
General and administrative expenses	0	63,777
Professional fees	0	21,208
Operating expenses	0	18,467
NET INCOME (LOSS)	0	619,372
Net income (loss) allocated to general partner	0	6,194
Net income (loss) allocated to limited partners	$ 0	$ 613,178
Net income (loss) per BAC	$ 0.00	$ 0.14
Series Thirty Two [Member]
Income
Interest income	$ 781	$ 4,160
Miscellaneous	40,978	4,320
Revenues	41,759	8,480
Gain on sale of operating limited partnerships	2,571,228	159,553
Expenses
Fund management fee	36,727	61,518
General and administrative expenses	23,678	30,921
Professional fees	26,633	18,374
Operating expenses	87,038	110,813
NET INCOME (LOSS)	2,525,949	57,220
Net income (loss) allocated to general partner	25,259	572
Net income (loss) allocated to limited partners	$ 2,500,690	$ 56,648
Net income (loss) per BAC	$ 0.53	$ 0.01
Series Thirty Three [Member]
Income
Interest income	$ 1,319	$ 5,737
Miscellaneous	40,978	14,427
Revenues	42,297	20,164
Gain on sale of operating limited partnerships	2,492,020	1,469,594
Expenses
Fund management fee	20,807	25,268
General and administrative expenses	18,583	22,843
Professional fees	21,150	17,031
Operating expenses	60,540	65,142
NET INCOME (LOSS)	2,473,777	1,424,616
Net income (loss) allocated to general partner	24,738	14,246
Net income (loss) allocated to limited partners	$ 2,449,039	$ 1,410,370
Net income (loss) per BAC	$ 0.94	$ 0.54
Series Thirty Four [Member]
Income
Interest income	$ 341	$ 4,656
Miscellaneous	2,000	2,100
Revenues	2,341	6,756
Gain on sale of operating limited partnerships	20,800	284,500
Expenses
Fund management fee	19,902	37,344
General and administrative expenses	20,834	24,773
Professional fees	25,710	14,924
Operating expenses	66,446	77,041
NET INCOME (LOSS)	(43,305)	214,215
Net income (loss) allocated to general partner	(433)	2,142
Net income (loss) allocated to limited partners	$ (42,872)	$ 212,073
Net income (loss) per BAC	$ (0.01)	$ 0.06
Series Thirty Five [Member]
Income
Interest income	$ 0	$ 34,037
Miscellaneous	0	5,963
Revenues	0	40,000
Gain on sale of operating limited partnerships	0	1,555,642
Expenses
Fund management fee	0	25,535
General and administrative expenses	0	58,889
Professional fees	0	13,305
Operating expenses	0	97,729
NET INCOME (LOSS)	0	1,497,913
Net income (loss) allocated to general partner	0	14,979
Net income (loss) allocated to limited partners	$ 0	$ 1,482,934
Net income (loss) per BAC	$ 0.00	$ 0.45
Series Thirty Six [Member]
Income
Interest income	$ 0	$ 26,478
Miscellaneous	0	0
Revenues	0	26,478
Gain on sale of operating limited partnerships	0	581,982
Expenses
Fund management fee	0	10,650
General and administrative expenses	0	56,198
Professional fees	0	13,973
Operating expenses	0	80,821
NET INCOME (LOSS)	0	527,639
Net income (loss) allocated to general partner	0	5,276
Net income (loss) allocated to limited partners	$ 0	$ 522,363
Net income (loss) per BAC	$ 0.00	$ 0.25
Series Thirty Seven [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0.00	$ 0.00
Series Thirty Eight [Member]
Income
Interest income	$ 0	$ 19,192
Miscellaneous	0	5,700
Revenues	0	24,892
Gain on sale of operating limited partnerships	0	1,506,757
Expenses
Fund management fee	0	19,065
General and administrative expenses	0	57,561
Professional fees	0	14,670
Operating expenses	0	91,296
NET INCOME (LOSS)	0	1,440,353
Net income (loss) allocated to general partner	0	14,404
Net income (loss) allocated to limited partners	$ 0	$ 1,425,949
Net income (loss) per BAC	$ 0.00	$ 0.56
Series Thirty Nine [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0.00
Series Forty [Member]
Income
Interest income	$ 0	$ 3,050
Miscellaneous	0	6,639
Revenues	0	9,689
Gain on sale of operating limited partnerships	0	2,962,474
Expenses
Fund management fee	0	44,930
General and administrative expenses	0	62,999
Professional fees	0	19,462
Operating expenses	0	127,391
NET INCOME (LOSS)	0	2,844,772
Net income (loss) allocated to general partner	0	28,448
Net income (loss) allocated to limited partners	$ 0	$ 2,816,324
Net income (loss) per BAC	$ 0.00	$ 1.08
Series Forty One [Member]
Income
Interest income	$ 670	$ 4,178
Miscellaneous	53,142	90,119
Revenues	53,812	94,297
Gain on sale of operating limited partnerships	98,100	28,040
Expenses
Fund management fee	89,434	104,865
General and administrative expenses	20,401	24,048
Professional fees	28,153	21,619
Operating expenses	137,988	150,532
NET INCOME (LOSS)	13,924	(28,195)
Net income (loss) allocated to general partner	139	(282)
Net income (loss) allocated to limited partners	$ 13,785	$ (27,913)
Net income (loss) per BAC	$ 0.00	$ (0.01)
Series Forty Two [Member]
Income
Interest income	$ 2,319	$ 19,135
Miscellaneous	39,314	28,068
Revenues	41,633	47,203
Gain on sale of operating limited partnerships	722,454	401,094
Expenses
Fund management fee	52,866	88,768
General and administrative expenses	18,481	22,965
Professional fees	29,477	29,154
Operating expenses	100,824	140,887
NET INCOME (LOSS)	663,263	307,410
Net income (loss) allocated to general partner	6,633	3,074
Net income (loss) allocated to limited partners	$ 656,630	$ 304,336
Net income (loss) per BAC	$ 0.24	$ 0.11
Series Forty Three [Member]
Income
Interest income	$ 2,174	$ 18,852
Miscellaneous	1,542	13,834
Revenues	3,716	32,686
Gain on sale of operating limited partnerships	186,635	1,277,506
Expenses
Fund management fee	32,238	86,976
General and administrative expenses	73,901	26,475
Professional fees	33,840	26,731
Operating expenses	139,979	140,182
NET INCOME (LOSS)	50,372	1,170,010
Net income (loss) allocated to general partner	504	11,700
Net income (loss) allocated to limited partners	$ 49,868	$ 1,158,310
Net income (loss) per BAC	$ 0.01	$ 0.32
Series Forty Four [Member]
Income
Interest income	$ 662	$ 17,407
Miscellaneous	11,803	13,844
Revenues	12,465	31,251
Gain on sale of operating limited partnerships	612,172	3,092,325
Expenses
Fund management fee	90,353	164,570
General and administrative expenses	19,325	22,671
Professional fees	26,553	17,508
Operating expenses	136,231	204,749
NET INCOME (LOSS)	488,406	2,918,827
Net income (loss) allocated to general partner	4,884	29,188
Net income (loss) allocated to limited partners	$ 483,522	$ 2,889,639
Net income (loss) per BAC	$ 0.18	$ 1.08
Series Forty Five [Member]
Income
Interest income	$ 667	$ 12,705
Miscellaneous	48,721	42,743
Revenues	49,388	55,448
Gain on sale of operating limited partnerships	214,717	673,509
Expenses
Fund management fee	97,873	209,608
General and administrative expenses	23,715	31,455
Professional fees	85,435	41,757
Operating expenses	207,023	282,820
NET INCOME (LOSS)	57,082	446,137
Net income (loss) allocated to general partner	571	4,461
Net income (loss) allocated to limited partners	$ 56,511	$ 441,676
Net income (loss) per BAC	$ 0.01	$ 0.11
Series Forty Six [Member]
Income
Interest income	$ 1,188	$ 5,621
Miscellaneous	62,640	61,004
Revenues	63,828	66,625
Gain on sale of operating limited partnerships	113,326	43,000
Expenses
Fund management fee	171,152	161,792
General and administrative expenses	21,731	25,226
Professional fees	34,009	25,294
Operating expenses	226,892	212,312
NET INCOME (LOSS)	(49,738)	(102,687)
Net income (loss) allocated to general partner	(497)	(1,027)
Net income (loss) allocated to limited partners	$ (49,241)	$ (101,660)
Net income (loss) per BAC	$ (0.02)	$ (0.03)